Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Full Service Branches		28
Target Percentage of Loans Requiring Review		100.00%
Minimum Existing Loan Requiring Review		$ 1,000,000.0
Minimum New Loan Requiring Review		500,000
Debt Securities, Trading		0
Federal Home Loan Bank Stock, Minimum Investment		4,000,000.0
Goodwill, Impairment Loss		0	$ 0
Advertising Expense		2,498,000	2,552,000	$ 2,326,000
Operating Lease, Right-of-Use Asset	$ 2,600,000
Cumulative Effect on Retained Earnings, Net of Tax, Total		(27,000)
Debt Securities, Held-to-maturity, Total		$ 0	$ 0
Accounting Standards Update 2016-02 [Member]
Cumulative Effect on Retained Earnings, Net of Tax, Total	27,000
Accrued Interest and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 2,627,000
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage		24.00%	22.00%
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage		38.00%	34.00%
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage		20.00%	25.00%